TAXATION - Schedule of income before income tax, domestic and foreign (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
TAXATION
Mainland China	¥ (966,311)	$ (138,180)	¥ (2,049,215)	¥ (2,139,795)
Non-Mainland China	18,416	2,633	68,649	(25,893)
Loss before income taxes	¥ (947,895)	$ (135,547)	¥ (1,980,566)	¥ (2,165,688)